                                       [Letterhead of Deutsche Asset Management]


Mid Cap Fund -- Institutional Class

Supplement dated June 28, 2001 (Replacing Supplement dated April 30, 2001) to Prospectus dated January 29, 2001

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. As of April 30, 2001, the change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The following replaces the `Portfolio Managers' section:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

                                                      [Deutsche Bank Group Logo]

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sectors.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  20 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

Bob Grandhi, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2001.
 .  Portfolio manager with primary focus on the technology and healthcare sectors.
 .  Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to
   2001 and 1990 to 2000, respectively.
 .  24 years of financial industry experience.

 .  MS and MBA from Illinois Institute of Technology.

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:

TRANSACTION                             TAX STATUS

Your sale of shares                     Generally, long-term
owned more than one year                capital gains or losses

Your sale of shares                     Generally, short-term capital gains or
owned for one year or less              losses; losses subject to special rules


You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the `Buying and Selling Fund Shares -- Minimum Account Investments' section:

Eligibility Requirements

You may buy Institutional Shares if you are any of the following:

 . An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution.)

 .  An employee benefit plan with assets of at least $50 million.

 . A registered investment adviser or financial planner purchasing on behalf of clients and charging an asset-based or hourly fee.

 .  A client of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or an employee of Deutsche Bank AG and its affiliates, or the spouse or minor child of an employee.

You may buy Institutional Shares through your securities dealer or through any financial institution that is authorized to act as a shareholder servicing agent. Contact them for details on how to enter and pay for your order. You may also buy Institutional Shares by sending your check (along with a completed Application Form) directly to the Fund. Your purchase order may not be accepted if the sales of Fund shares has been suspended or if it is determined that your purchase would be detrimental to the interests of the Fund's shareholders.

Investment Minimums

Your initial investment must be at least $250,000. There are no minimum subsequent investment requirements.

The minimum initial investment is waived on:

 .  Investment advisory affiliates of Deutsche Banc Alex. Brown, Inc. or the
   Deutsche Asset Management Family of Funds purchasing shares for the accounts of their investment advisory clients.

 .  Defined contribution plans with assets of at least $50 million.

 .  Clients of the private banking division of Deutsche Bank AG.

 .  A Director or Trustee of any mutual fund advised or administered by Deutsche
   Asset Management, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

If the value of your account falls below the $250,000 minimum initial investment amount, the Fund reserves the right to redeem your shares after giving you 30 days' notice. The Fund and its service providers also reserve the right to waive or modify the above eligibility requirements and investment minimums from time to time at their discretion.


               Please Retain This Supplement for Future Reference

BT Institutional Funds
SUPP1725 (6/01)
CUSIP:055922637

                                       [Letterhead of Deutsche Asset Management]


Mid Cap Fund -- Investment Class

Supplement dated June 28, 2001 (Replacing Supplement dated April 30, 2001) to Prospectus dated January 29, 2001

The prospectus is supplemented to reflect a change in the Fund's investment adviser from Bankers Trust Company (`Bankers Trust') to Deutsche Asset Management, Inc. (`DeAM, Inc.') on April 30, 2001. All references in the prospectus to Bankers Trust, in its capacity as investment adviser, have now been changed to reflect DeAM, Inc. as the investment adviser. As of April 30, 2001, the change in investment adviser does not involve a change in either the portfolio managers who have primary responsibility for the day-to-day management of the Fund or the fees payable under the investment advisory agreement.

The prospectus is also supplemented to reflect that the Fund's Investment Class shares are only available for purchase if you have a shareholder account set up with a service agent such as a financial planner, investment adviser, broker-dealer of other financial institution. All references in the prospectus to establishing a shareholder account in the Fund's Investment Class shares through the Deutsche Asset Management Service Center, as well as any references to shareholder services performed by the Service Center for such account, are hereby omitted.

The following replaces the `Management of the Fund - Investment Adviser' section:

Investment Adviser. Under the supervision of the Board of Trustees, DeAM, Inc., with headquarters at 130 Liberty Street, New York, New York 10006, acts as the Fund's investment adviser. As investment adviser, DeAM, Inc. makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to the purchase and sale decisions. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. For its services as investment adviser, DeAM, Inc. receives a fee of 0.65% of the Fund's average daily net assets. This is the same fee that Bankers Trust, the previous investment adviser to the Fund, received for its services in the last fiscal year.

DeAM, Inc. provides a full range of investment advisory services to retail and institutional clients, and as of December 31, 2000 had total assets of approximately $16 billion under management.

DeAM, Inc. is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.


                                                      [Deutsche Bank Group Logo]

The following replaces the `Portfolio Managers' section:

Portfolio Managers

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Audrey M. T. Jones, CFA, Managing Director of Deutsche Asset Management and Lead Manager of the Fund.
 .  Joined Deutsche Asset Management in 1986.
 .  Portfolio manager with a primary focus on the credit sensitive, communication services, energy, process industries and transportation sectors.
 .  29 years of investment industry experience.
 .  BBA from Pace University Lubin School of Business.

Doris R. Klug, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2000.
 .  Portfolio manager with primary focus on the consumer and capital goods sectors.
 .  Vice President of Mutual of America from 1993 to 2000.
 .  20 years of financial industry experience.
 .  MBA from New York University Stern School of Business.

Bob Grandhi, CFA, Director of Deutsche Asset Management and Co-Manager of the Fund.
 .  Joined Deutsche Asset Management in 2001.
 .  Portfolio manager with primary focus on the technology and healthcare sectors.
 .  Portfolio manager at Monument Funds Group and Daiwa Securities from 2000 to
   2001 and 1990 to 2000, respectively.
 .  24 years of financial industry experience.
 .  MS and MBA from Illinois Institute of Technology

The following replaces the `Dividends and Distributions' section:

If the Fund earns net investment income or recognizes net capital gains, its policy is to distribute to shareholders all or substantially all of that income and capital gain at least annually. The Fund also may pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in the Fund close to the time that the Fund makes a capital gains distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. We automatically reinvest all dividends and any capital gains, unless you tell us otherwise.

The following replaces the second chart in the `Tax Considerations' section:

TRANSACTION                                  TAX STATUS

Your sale of shares                     Generally, long-term
owned more than one year                capital gains or losses

Your sale of shares                     Generally, short-term capital gains or
owned for one year or less              losses; losses subject to special rules


You must provide your social security number or other taxpayer identification number to the Fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if the Fund is otherwise legally required to do so, it will withhold 31% `backup withholding' tax from your dividends, distributions, sales proceeds or any other payments to you.

The following replaces the `Buying and Selling Fund Shares - Minimum Account Investments' section:

Minimum Account Investments

Initial investment                                             $2,000

Subsequent investments                                         $  100
IRA account, initial investment                                $1,000
Initial investment for shareholders of other
 Deutsche Asset Management Funds' Investment Class Shares      $  500

Automatic investing plan, initial investment                   $  250
      Bi-weekly or monthly plan subsequent investments         $  100
      Quarterly plan subsequent investments                    $  250
      Semi-annual plan subsequent investments                  $  500
Minimum investment for qualified retirement plans (such
 as 401(k), pension or profit sharing plans)                   $    0

Account balance:
    Non-retirement account                                     $  500
    IRA account                                                $    0

Accounts opened through a service agent may have different minimum investment amounts. The Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

The following replaces the second sentence in the selling by mail section of the `Buying and Selling Fund Shares - Two Ways to Buy and Sell Shares in Your Account' section:

You must leave at least $500 invested in your non-retirement account to keep it open.

The following replaces the `Regular Investments' bullet under the `Buying and Selling Fund Shares - Special Shareholder Services' section:

 . Regular Investments: You can make regular investments automatically from your checking account bi-weekly, monthly, quarterly or semi-annually.



               Please Retain This Supplement for Future Reference

BT Investment Funds
SUPP1665 (6/01)
CUSIP:055922819

                                       3